Basis of Presentation of the Consolidated Financial Statements - Court Proceedings (Details) - 12 months ended Dec. 31, 2018 € in Millions, R$ in Millions	EUR (€)	BRL (R$)	BRL (R$)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Increase (reduction) in credits and other financial assets	€ 1,454	R$ 6,240
Increase (reduction) to tax expense due to decisions with tax authorities	(789)	(3,386)
Increase (reduction) to finance income due to decisions with tax authorities	(665)	R$ (2,854)
Outstanding tax credit	€ 1,107		R$ 4,915